Consolidated Statements of Changes in Equity - COP ($) $ in Millions	Equity attributable to owners of the parent	Subscribed and paid-in capital	Additional paid - in capital	Appropriated retaining earnings	Other comprehensive income (OCI)	Non-controlling interest (NCI)	Total
Balance at Dec. 31, 2021	$ 23,013,653	$ 22,281	$ 8,490,799	$ 13,383,391	$ 1,117,182	$ 16,457,994	$ 39,471,647
Issuance of shares	1,083,770	1,463	1,082,307			572,085	1,655,855
Declared dividends in shares	(1,083,770)			(1,083,770)		(572,008)	(1,655,778)
Dividends declared in cash	(119,405)			(119,405)		(550,390)	(669,795)
Equity transactions	(1,732)		(1,732)			(13,359)	(15,091)
Spin Off	(6,638,961)			(6,638,961)		(3,019,613)	(9,658,574)
Effect of realization	(5,188)			(5,188)		(2,312)	(7,500)
Other comprehensive income	(2,263,747)				(2,263,747)	(899,128)	(3,162,875)
Withholding Tax over dividends	(535)			(535)		(4,828)	(5,363)
Net income	2,482,885			2,482,885		2,386,248	4,869,133
Balance at Dec. 31, 2022	16,466,970	23,744	9,571,374	8,018,417	(1,146,565)	14,354,689	30,821,659
Dividends declared in cash	(1,025,718)			(1,025,718)		(1,014,789)	(2,040,507)
Effect of realization	1,423			1,423		317	1,740
Other comprehensive income	602,346				602,346	(39,819)	562,527
Deconsolidation of entities	(1,041)			(1,041)		(914)	(1,955)
Withholding Tax over dividends	(311)			(311)		147	(164)
Net income	739,003			739,003		1,438,113	2,177,116
Balance at Dec. 31, 2023	16,782,672	23,744	9,571,374	7,731,773	(544,219)	14,737,744	31,520,416
Dividends declared in cash	(569,843)			(569,843)		(618,579)	(1,188,422)
Equity transactions	(63,312)		(63,312)			(13,511)	(76,823)
Effect of realization	(9,573)			(9,573)		(4,405)	(13,978)
Other comprehensive income	300,236				300,236	445,897	746,133
Withholding Tax over dividends	(4,010)			(4,010)		(11,875)	(15,885)
Net income	1,015,087			1,015,087		1,176,390	2,191,477
Balance at Dec. 31, 2024	$ 17,451,257	$ 23,744	$ 9,508,062	$ 8,163,434	$ (243,983)	$ 15,711,661	$ 33,162,918